Net Loss Per Share Attributable to Common Stockholders - Schedule of Net Loss Per Share (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Net loss	$ (48,916)	$ (20,922)	$ (33,382)	$ (16,858)
Accretion of redeemable convertible preferred stock	(96)	(119)	(162)	(143)
Net loss attributable to common stockholders	$ (49,012)	$ (21,041)	$ (33,544)	$ (17,001)
Weighted-average shares used in computing net loss per share attributable to common stockholders, basic and diluted (in shares)	36,636	16,328	16,573	14,442
Net loss per share attributable to common stockholders, basic and diluted (in dollars per share)	$ (1.34)	$ (1.29)	$ (2.02)	$ (1.18)